Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($) $ in Thousands	Total	Consultants [Member]	Underwriters [Member]	Previously Reported	Retroactive application of recapitalization	Preferred Stock	Preferred Stock Consultants [Member]	Preferred Stock Underwriters [Member]	Preferred Stock Previously Reported	Preferred Stock Retroactive application of recapitalization	Legacy Common Stock	Legacy Common Stock Consultants [Member]	Legacy Common Stock Underwriters [Member]	Legacy Common Stock Previously Reported	Legacy Common Stock Retroactive application of recapitalization	Common Stock [Member]	Common Stock [Member] Consultants [Member]	Common Stock [Member] Underwriters [Member]	Common Stock [Member] Previously Reported	Common Stock [Member] Retroactive application of recapitalization	Additional Paid-in Capital	Additional Paid-in Capital Consultants [Member]	Additional Paid-in Capital Underwriters [Member]	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Retroactive application of recapitalization	Accumulated Deficit	Accumulated Deficit Consultants [Member]	Accumulated Deficit Underwriters [Member]	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of recapitalization
Balance at Dec. 31, 2023	$ (38,094)			$ (38,094)	$ 0	$ 0			$ 0	$ 0	$ 0			$ 2	$ (2)	$ 20			$ 0	$ 20	$ 72,580			$ 72,598	$ (18)	$ (110,694)			$ (110,694)	$ 0
Balance (in Shares) at Dec. 31, 2023						0			0	0	0			160,000,000	(160,000,000)	200,000,000			0	200,000,000
Net loss	(4,690)					$ 0					$ 0					$ 0					0					(4,690)
Balance at Dec. 31, 2024	(42,784)					0					0					$ 20					72,580					(115,384)
Balance (in Shares) at Dec. 31, 2024																200,000,000
Issuance of preferred stock and common stock for Debt Exchange Agreement	54,236					$ 1					$ 0					$ 0					54,235					0
Issuance of preferred stock and common stock for Debt Exchange Agreement, shares						5,423,606					0					542,361
Issuance of common stock for Business Combination	(12,787)					$ 0					$ 0					$ 0					(12,787)					0
Issuance of common stock for Business Combination, shares																2,598,617
Issuance of common stock		$ 140,001	$ 1,000				$ 0	$ 0				$ 0	$ 0				$ 3	$ 0				$ 139,998	$ 1,000				$ 0	$ 0
Issuance of common stock, shares																	26,500,000	100,000
Issuance of common stock upon cashless exercise of warrants																468,164
Net loss	(160,416)					0					0					$ 0					0					(160,416)
Balance at Dec. 31, 2025	$ (20,750)					$ 1					$ 0					$ 23					$ 255,026					$ (275,800)
Balance (in Shares) at Dec. 31, 2025						5,423,606										230,209,142